INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income before taxes, as reported in the consolidated statements of operations	$ 5,202	$ 3,891	$ 8,268
Statutory tax rate	26.50%	26.50%	25.00%
Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$ 1,378	$ 1,031	$ 2,067
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	21	68	307
Change in valuation allowance in respect of deferred taxes	0	(10,176)	0
Operating carryforward losses for which a valuation allowance was provided	69	926	454
Realization of carryforward tax losses for which a valuation allowance was provided	(191)	(757)	(799)
Gain on obtaining control over a subsidiary previously treated by the equity method	0	0	(825)
Profit from a bargain purchase	0	(76)	0
Nondeductible expenses and other permanent differences	127	135	133
Total taxes on income	$ 1,404	$ (8,849)	$ 1,337